PRUCO LIFE INSURANCE COMPANY
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

Supplement dated October 31, 2024
to Prospectuses and Updating Summary Prospectuses dated May 1, 2024

This Supplement should be read in conjunction with the current Prospectus and Updating Summary Prospectus ("Prospectus(es)") for your Annuity and should be retained for future reference. This Supplement is intended to update certain information in the Prospectus for the variable annuity you own and is not intended to be a prospectus or offer for any other variable annuity that you do not own. Defined terms used herein and not otherwise defined herein shall have the meanings given to them in the Prospectuses and Statements of Additional Information.
This Supplement describes changes to the variable investment options available in your Annuity. Please check your Annuity Prospectus to determine which of the following changes affect the Annuity that you own.

I. Portfolio Name Changes:

Effective on or about November 14, 2024, the names of certain Portfolios of the Advanced Series Trust will be changed as follows:

Current Portfolio Name	New Portfolio Name
AST J.P. Morgan Global Thematic Portfolio	AST J.P. Morgan Moderate Multi-Asset Portfolio
AST J.P. Morgan Tactical Preservation Portfolio	AST J.P. Morgan Conservative Multi-Asset Portfolio
AST T. Rowe Price Growth Opportunities Portfolio	AST J.P. Morgan Aggressive Multi-Asset Portfolio

II. Portfolio Subadvisor Changes and Portfolio Expense Changes:

Effective on or about the dates shown below, the following revisions will be made to the table in “Appendix A – Portfolios Available Under the Annuity” to reflect changes in the Subadvisors for certain Portfolios of the Advanced Series Trust. In addition, Portfolio expenses will be revised and are expected to lower each Portfolio’s effective management fee. More detailed information regarding the revised Portfolio expenses will be provided in a supplement at a later date.

Effective Date	Portfolio Name	Subadvisor Removal	Subadvisor Addition
11/14/24	AST J.P. Morgan Aggressive Multi-Asset Portfolio (formerly AST T. Rowe Price Growth Opportunities Portfolio)	T. Rowe Price Associates, Inc. T. Rowe Price International Ltd T. Rowe Price Hong Kong Limited T. Rowe Price Japan, Inc.	J.P. Morgan Investment Management Inc.
12/09/24	AST Academic Strategies Asset Allocation Portfolio	Massachusetts Financial Services Company Wellington Management Company LLP	Putnam Investment Management LLC
12/09/24	AST Advanced Strategies Portfolio	LSV Asset Management	Putnam Investment Management LLC
12/09/24	AST Capital Growth Asset Allocation Portfolio	Massachusetts Financial Services Company Wellington Management Company LLP	Putnam Investment Management LLC
12/09/24	AST Preservation Asset Allocation Portfolio	Massachusetts Financial Services Company Wellington Management Company LLP	Putnam Investment Management LLC

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Effective on or about November 14, 2024, the Current Expenses listed in the table in “Appendix A – Portfolios Available Under the Annuity” for the following Portfolios will be revised as shown below:

Portfolio Name	Current Expenses
AST J.P. Morgan Aggressive Multi-Asset Portfolio (formerly AST T. Rowe Price Growth Opportunities Portfolio)♦	0.96%
AST J.P. Morgan Conservative Multi-Asset Portfolio (formerly AST J.P. Morgan Tactical Preservation Portfolio)♦	0.92%
AST J.P. Morgan Moderate Multi-Asset Portfolio (formerly AST J.P. Morgan Global Thematic Portfolio)♦	0.97%
                                                                                                                                                                                                 ♦ This information includes annual expenses that reflect temporary or other fee reductions or waivers. Please see the Portfolio prospectus for additional information.

III (a). Mergers Pending Shareholder Approval:
Subject to shareholder approval, effective on or about the dates shown below (the “Merger Effective Date(s)”), the following Target Portfolios will be merged into the following Acquiring Portfolios. Upon completion of the mergers, all references to each of the Target Portfolios in the Prospectuses will be deleted and replaced with the corresponding Acquiring Portfolio.

Effective Date	Target Portfolio	Acquiring Portfolio
12/09/24	AST T. Rowe Price Asset Allocation Portfolio	AST Balanced Asset Allocation Portfolio
12/16/24	AST Mid-Cap Growth Portfolio	AST Large-Cap Growth Portfolio
12/16/24	AST Mid-Cap Value Portfolio	AST Large-Cap Value Portfolio
12/16/24	AST Small-Cap Value Portfolio	AST Small-Cap Growth Portfolio
01/13/25	AST Emerging Markets Equity Portfolio	AST International Equity Portfolio
01/27/25	AST ClearBridge Dividend Growth Portfolio	AST Large-Cap Core Portfolio
AST Cohen & Steers Realty Portfolio
AST MFS Global Equity Portfolio
AST T. Rowe Price Natural Resources Portfolio
02/10/25	AST Global Bond Portfolio	AST Core Fixed Income Portfolio
AST High Yield Portfolio

For each of the mergers listed above, on the Merger Effective Date, the Target Portfolio will no longer be available under your Annuity contract, and any Account Value allocated to the Sub-account investing in each of the Target Portfolios will be transferred to the Sub-account investing in the corresponding Acquiring Portfolio, as noted above. Your Account Value in the units of the Sub-account investing in the Acquiring Portfolio will be equal to your Account Value of the units of the Sub-account invested in the Target Portfolio immediately prior to the merger.

Please note that you may transfer Account Value out of your Target Portfolio into an investment option available under your Annuity contract for a period of 60 days prior to the Merger Effective Date. Such transfers will be free of charge and will not count as one of your annual free transfers under your Annuity contract. Also, for a period of 60 days after the Merger Effective Date, any Account Value that was transferred to your Acquiring Portfolio as a result of the merger can be transferred into an investment option available under your Annuity contract free of charge and will not count as one of your annual free transfers. It is important to note that any investment option into which you make your transfer will be subject to the transfer limitations described in your Prospectus. Please refer to your Prospectus for detailed information about investment options.

After the Merger Effective Date, the Target Portfolios will no longer exist and, unless you instruct us otherwise, any outstanding instruction you have on file with us that designates a Target Portfolio will be deemed an instruction for the corresponding Acquiring Portfolio. This includes, but is not limited to, Systematic Withdrawals and Dollar Cost Averaging.

III (b). Portfolio Changes Contingent Upon Shareholder Approval of Mergers:
Contingent on shareholder approval of the mergers in Item III(a) above, the following changes to the Acquiring Portfolios will be implemented on the respective Merger Effective Dates. In addition, Portfolio expenses for certain Portfolios will be revised and are expected to lower each Portfolio’s effective management fee. More detailed information regarding the revised Portfolio expenses will be provided in a supplement at a later date.

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Portfolio Name Changes
Current Portfolio Name	New Portfolio Name
AST Small-Cap Growth Portfolio	AST Small-Cap Equity Portfolio
AST Large-Cap Core Portfolio	AST Large-Cap Equity Portfolio

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Portfolio Subadvisor Changes
Portfolio Name	Subadvisor Removal	Subadvisor Addition
AST Balanced Asset Allocation Portfolio	Massachusetts Financial Services Company Wellington Management Company LLP	Putnam Investment Management LLC
AST Large-Cap Growth Portfolio	Massachusetts Financial Services Company	J.P. Morgan Investment Management Inc. Putnam Investment Management LLC
AST Large-Cap Value Portfolio	Massachusetts Financial Services Company T. Rowe Price Associates, Inc. Wellington Management Company LLP	ClearBridge Investments, LLC Dimensional Fund Advisors LP J.P. Morgan Investment Management Inc. Putnam Investment Management LLC
AST Small-Cap Equity Portfolio (formerly AST Small-Cap Growth Portfolio)	Emerald Mutual Fund Advisers Trust Massachusetts Financial Services Company UBS Asset Management (Americas) LLC Victory Capital Management Inc.	Boston Partners Global Investors, Inc. Dimensional Fund Advisors LP Hotchkis and Wiley Capital Management, LLC TimesSquare Capital Management, LLC
AST International Equity Portfolio	LSV Asset Management	Putnam Investment Management LLC
AST Large-Cap Equity Portfolio (formerly AST Large-Cap Core Portfolio)	Massachusetts Financial Services Company	ClearBridge Investments, LLC Dimensional Fund Advisors LP

You may wish to consult with your financial professional to determine if your existing allocation instructions should be changed before or after the Effective Date.

If you have any questions or would like another copy of the current Annuity or Fund Prospectuses, please call us at 1-888-PRU-2888.

THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE.

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